Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,026	£ 3,467	[1]
Other income	31	35	[1]
Other compre-hensive income	280	(1,631)	[2]
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	950	(398)
Other income	7	35
Other compre-hensive income	(2)	0
Total	955	(363)
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Net trading income	0	0
Other income	(1)	0
Other compre-hensive income	0	0
Total	(1)	0
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Net trading income	862	(367)
Other income	(1)	0
Other compre-hensive income	0	0
Total	861	(367)
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	(35)	(6)
Other income	0	0
Other compre-hensive income	0	0
Total	(35)	(6)
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	(14)	7
Other income	0	0
Other compre-hensive income	0	0
Total	(14)	7
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	121	35
Other income	0	0
Other compre-hensive income	0	0
Total	121	35
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	16	(67)
Other income	9	35
Other compre-hensive income	0	0
Total	25	(32)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Net trading income	0	0
Other income	0	0
Other compre-hensive income	(2)	0
Total	£ (2)	£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.